Restructuring Costs, Net - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014 Employees	Dec. 31, 2013 Operations Employees	Dec. 31, 2012	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Professional costs	$ 1,100,000	$ 1,600,000
Manufacturing footprint optimization costs	800,000
Employee retention costs	100,000
Number of employees terminated due to restructuring plan	79
Severance costs	800,000	400,000
Relocation costs	300,000	300,000
Gain on sale of equipment	(500,000)	(100,000)	(400,000)
Asset impairment charge	448,000	2,553,000	2,236,000
Accrued and unpaid termination benefits cost		300,000		300,000
Lease termination and asset retirement obligation costs		100,000
Impairment charge		500,000
Other closing costs		100,000
Number of manufacturing operations plan to close and relocate from Chinese subsidiaries to existing U.S. facilities		1
Severance costs	(3,200,000)	(3,300,000)	(2,400,000)
Number of employees terminated due to restructuring plan		14		14
Curtailment and settlement loss recognized		(400,000)	1,300,000
Software development cost			400,000
Gain on sale of idle manufacturing facility			400,000
Successor [Member]
Restructuring Cost and Reserve [Line Items]
Deferred curtailment gain on pension plan		400,000
Curtailment and settlement loss recognized			1,300,000
Land, Building and Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Impairment charge related to land, building and equipment		1,800,000
Land, Building and Equipment [Member] | Successor [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment charge		300,000
Other closing costs		100,000
Impairment charge related to land, building and equipment			2,000,000
Gain on sale of assets				100,000
Certain Equipment [Member]
Restructuring Cost and Reserve [Line Items]
Asset impairment charge			200,000
China [Member]
Restructuring Cost and Reserve [Line Items]
Number of employees terminated due to restructuring plan		61
Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Manufacturing footprint optimization costs	500,000
Estimated termination benefits	1,700,000
Expected number of employees to be impact by restructuring plan	232
Expected plant closure date	Jul. 31, 2014
Equipment relocation and installation and facility closing and integration costs	10,800,000
Gain on sale of equipment	400,000	100,000
Asset impairment charge	500,000
Accrued and unpaid termination benefits cost	200,000
Autoparts Holdings [Member] | China [Member]
Restructuring Cost and Reserve [Line Items]
Residual closing costs	100,000
Involuntary Employee Terminations [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs		2,400,000
Involuntary Employee Terminations [Member] | Autoparts Holdings [Member]
Restructuring Cost and Reserve [Line Items]
Severance costs	$ 700,000